Related Party Balance and Transactions (Details) - Schedule of balances of deferred revenue of related parties - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Related Party Balance and Transactions (Details) - Schedule of balances of deferred revenue of related parties [Line Items]
Deferred revenue of related parties		$ 347,471
Shanghai Hui Yang Investment Co.[Member]
Related Party Balance and Transactions (Details) - Schedule of balances of deferred revenue of related parties [Line Items]
Deferred revenue of related parties	[1]	$ 347,471

[1]	The balance as of December 31, 2022 represented the advance from the related party for tailored services.